SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) - Golden Star Acquisition Corporation [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 248,075	$ 450,979	$ 1,198,563	$ 779,968	$ 1,499,586	$ (5,700)
Less: remeasurement to redemption value	(150,000)		(928,204)	(16,792,086)	(16,792,086)
Less: Interest and dividends earned in trust account to be allocated to redeemable shares	(456,069)	(909,355)	(2,195,300)	(1,414,065)	(2,357,323)
Net loss excluding investment income in trust account	$ (357,994)	$ (458,376)	$ (1,924,941)	$ (17,426,183)	$ (17,649,823)	$ (5,700)